Segmented Information (Details) - USD ($)	3 Months Ended		6 Months Ended
	May 31, 2023	May 31, 2022	May 31, 2023	May 31, 2022	Nov. 30, 2022
Revenue	$ 480,203	$ 0	$ 806,546	$ 16,978
Total assets	1,735,410		1,735,410		$ 1,432,032
Total property and equipment	706,760		706,760		788,051
United States [Member]
Revenue	806,546	$ 0	16,978	$ 16,978
Canada [Member]
Total assets	1,735,410		1,735,410		1,432,032
Total property and equipment	$ 706,760		$ 706,760		$ 788,050